Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
10.
GOODWILL

The changes in the carrying amount of goodwill by segment for the years ended December 31, 2023, 2024 and 2025 are as follows:

	Color Cosmetics Brands	Skincare Brands	Total
	RMB
Balance as of December 31, 2023	25,862	530,705	556,567
Foreign currency translation adjustments	—	1,538	1,538
Impairment provided(i)	(5,266)	(397,810)	(403,076)
Balance as of December 31, 2024 and 2025	20,596	134,433	155,029

(i)
The Group tested goodwill for impairment at reporting unit level. Management performed impairment testing using the quantitative impairment method and recorded goodwill impairment loss of RMB354.0 million and RMB397.8 million of Eve Lom reporting unit for the year ended December 31, 2023 and 2024.
(ii)
As at December 31,2024 and 2025, the goodwill associated with the DR.WU reporting unit was RMB134,433.

Key assumptions used in quantitative impairment test

The quantitative and qualitative impairment tests were performed for the years ended December 31, 2023 and 2024. No goodwill at reporting units that are at risk of failing the quantitative impairment tests as of December 31, 2025 based on qualitative impairment tests. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. The Group used a discounted cash flow model (“DCF model”) to estimate the fair value of the reporting units, as management believes forecasted operating cash flows were the best indicator of fair value. A number of significant assumptions were involved in the preparation of the DCF models including revenue growth rates, gross profit ratios, the discount rate and terminal value. The financial projection covering a ten-year period of each reporting unit adopted in DCF models for impairment test purpose is based on the financial budgets approved by the management of the Group, which considering the historical performance and its expectation for future market development. Cash flows beyond the ten-year period are extrapolated using a long-term growth rate. Post-tax discount rates reflect market assessment of the weighted average cost of capital in the industry the Group operates and the specific risks relating to the Group.

Impairment of goodwill recognized for the years ended December 31, 2023, 2024 and 2025 were RMB354.0 million, RMB403.1 million and nil, respectively. As of December 31, 2023, 2024 and 2025, the original gross amounts of goodwill were RMB910.6 million, RMB913.5 and RMB943.1 million, respectively, and accumulated impairment losses were RMB354.0, RMB758.5 and RMB788.1 million, respectively.